                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-08375

                       SCUDDER INVESTORS PORTFOLIOS TRUST
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                  One South Street
                                Baltimore, MD 21202
                  --------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (617) 295-2663
                                                            --------------

                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        8/31

Date of reporting period:       2/29/2004

ITEM 1.  REPORT TO STOCKHOLDERS

[Scudder Investments logo]

Scudder Japanese Equity Fund

Semiannual Report to Shareholders

February 29, 2004

Contents

<Click Here> Performance Summary

<Click Here> Portfolio Management Review

<Click Here> Portfolio Summary

Scudder Japanese Equity Fund

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

Japanese Equity Portfolio

<Click Here> Investment Portfolio

<Click Here> Financial Statements

<Click Here> Financial Highlights

<Click Here> Notes to Financial Statements

<Click Here> Account Management Resources

<Click Here> Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund focuses its investments in a certain geographical region, thereby increasing its vulnerability to developments in that region. Additionally, investing in foreign securities presents certain unique risks not associated with domestic investments, such as currency fluctuation, political and economic changes and market risks. All of these factors may result in greater share price volatility. Please read this fund's prospectus for specific details regarding its investments and risk profile.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.

Performance Summary February 29, 2004

Classes A, B and C

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit scudder.com for the product's most recent month-end performance.

The maximum sales charge for Class A shares is 5.75%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares had a 1% front-end sales charge through February 29, 2004, and redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Shareholders redeeming Class A shares held less than sixty days will have a lower total return due to the effect of the 2% short-term redemption fee.

Hedging strategies are subject to special risks, and the success of such strategies cannot be guaranteed. Please read this Fund's prospectus for details regarding its objective, investments and risk profile.

Average Annual Total Returns (Unadjusted for Sales Charge) as of 2/29/04
Scudder Japanese Equity Fund	6-Month++	1-Year	3-Year	5-Year	Life of Class*
Class A	14.99%	40.35%	.13%	9.63%	6.17%
Tokyo Stock Exchange Stock Price Index+	15.86%	44.70%	-1.20%	1.87%	-0.94%

Scudder Japanese Equity Fund	6-Month++	1-Year	3-Year	5-Year	Life of Class**
Class B	14.70%	39.39%	-.54%	8.52%	10.10%
Tokyo Stock Exchange Stock Price Index+	15.86%	44.70%	-1.20%	1.87%	4.29%

Scudder Japanese Equity Fund	6-Month++	1-Year	3-Year	Life of Class***
Class C	14.62%	39.29%	-.56%	-8.11%
Tokyo Stock Exchange Stock Price Index+	15.86%	44.70%	-1.20%	-8.25%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.
* The Class commenced operations on October 20, 1997. Index returns begin October 20, 1997.
** The Class commenced operations on August 10, 1998. Index returns begin August 10, 1998.
*** The Class commenced operations on May 31, 2000. Index returns begin May 31, 2000.
++ Total returns shown for periods less than one year are not annualized.

Net Asset Value
	Class A	Class B	Class C
Net Asset Value: 2/29/04	$ 9.74	$ 13.34	$ 13.33
8/31/03	$ 8.47	$ 11.63	$ 11.63

Class A Lipper Rankings - Japanese Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	30	of	49	60
3-Year	6	of	43	14
5-Year	2	of	33	6

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] Scudder Japanese Equity Fund - Class A [] Tokyo Stock Exchange Stock Price Index+

Yearly periods ended February 28

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

* The Class commenced operations on October 20, 1997. Index returns begin October 20, 1997.

Comparative Results (Adjusted for Maximum Sales Charge) as of 2/29/04
Scudder Japanese Equity Fund		1-Year	3-Year	5-Year	Life of Class*	Life of Class**	Life of Class***
Class A	Growth of $10,000	$13,228	$9,460	$14,926	$13,792	-	-
	Average annual total return	32.28%	-1.83%	8.34%	5.19%	-	-
Class B	Growth of $10,000	$13,639	$9,656	$14,954	-	$16,958	-
	Average annual total return	36.39%	-1.16%	8.38%	-	9.98%	-
Class C	Growth of $10,000	$13,790	$9,734	-	-	-	$7,214
	Average annual total return	37.90%	-.90%	-	-	-	-8.36%
Tokyo Stock Exchange Stock Price Index+	Growth of $10,000	$14,470	$9,643	$10,971	$9,420	$12,628	$7,243
	Average annual total return	44.70%	-1.20%	1.87%	-0.94%	4.29%	-8.25%

The growth of $10,000 is cumulative.

* The Class commenced operations on October 20, 1997. Index returns begin October 20, 1997.
** The Class commenced operations on August 10, 1998. Index returns begin August 10, 1998.
*** The Class commenced operations on May 31, 2000. Index returns begin May 31, 2000.
+ The Tokyo Stock Exchange Stock Price Index ("TOPIX") is an unmanaged capitalization weighted measure (adjusted in US dollars) of all shares listed on the first section of the Tokyo Stock Exchange. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S is not available to new investors.

All performance shown is historical, assumes reinvestment of all dividends and capital gains, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit myScudder.com (Class S) for the product's most recent month-end performance.

Returns and rankings during all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns and rankings may differ by share class.

Shareholders redeeming shares held less than six months will have a lower total return due to the effect of the 2% short-term redemption fee.

Hedging strategies are subject to special risks, and the success of such strategies cannot be guaranteed. Please read this Fund's prospectus for details regarding its objective, investments and risk profile.

Average Annual Total Returns as of 2/29/04
Scudder Japanese Equity Fund	6-Month++	1-Year	Life of Class*
Class S	15.11%	40.69%	9.95%
Tokyo Stock Exchange Stock Price Index+	15.86%	44.70%	10.13%

Sources: Lipper Inc. and Deutsche Asset Management, Inc.

* The Class commenced operations on July 15, 2002. Index returns begin July 15, 2002.
++ Total returns shown for periods less than one year are not annualized.
Net Asset Value
Class S
Net Asset Value 2/29/04	$ 9.75
8/31/03	$ 8.47

Class S Lipper Rankings - Japanese Funds Category as of 2/29/04
Period	Rank		Number of Funds Tracked	Percentile Ranking
1-Year	28	of	49	56

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Growth of an Assumed $10,000 Investment
[] Scudder Japanese Equity Fund - Class S [] Tokyo Stock Exchange Stock Price Index+

Comparative Results as of 2/29/04
Scudder Japanese Equity Fund		1-Year	Life of Class*
Class S	Growth of $10,000	$14,069	$11,662
	Average annual total return	40.69%	9.95%
Tokyo Stock Exchange Stock Price Index+	Growth of $10,000	$14,470	$11,667
	Average annual total return	44.70%	10.13%

The growth of $10,000 is cumulative.

* The Class commenced operations on July 15, 2002. Index returns begin July 15, 2002.
+ The Tokyo Stock Exchange Stock Price Index ("TOPIX") is an unmanaged capitalization weighted measure (adjusted in US dollars) of all shares listed on the first section of the Tokyo Stock Exchange. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio Management Review

In the following interview, Portfolio Manager Kuniyuki Kashiwazaki and Consultants Sean Lenihan and Tim Griffen discuss Scudder Japanese Equity Fund's strategy and the market environment during the six-month period ended February 29, 2004.

Q: How did Japan's stock market perform during the semiannual period?

A: The Japanese equity markets, as measured by the fund's benchmark - the TOPIX - rose 8.49% (inclusive of dividends) in local-currency terms for the six-month period under review.1 The appreciation of the yen produced a return of 15.76% for dollar-based investors. Japanese stocks were supported by positive fundamental developments, including upbeat economic and corporate earnings results. In addition, there was a favorable balance of supply and demand in the market as strong buying by overseas investors more than offset new equity issuance and selling by domestic institutions.

1 The Tokyo Stock Exchange Price Index (TOPIX) is an unmanaged, capitalization-weighted measure of stock markets in Japan. Index returns assume reinvested dividends and do not reflect fees. It is not possible to invest directly in an index.

The economic data coming out of Japan during the reporting period was very constructive. The country's gross domestic product for October-December 2003 showed a rise of 6.4% quarter-over-quarter on a seasonally adjusted, annualized, real (inflation-adjusted) basis, a remarkable acceleration from a decline of 0.2% in October-December 2002. The unemployment rate for January 2004 fell to 5.0%, as compared with 5.3% for July 2003. And the consumer price index excluding foods, which had fallen as much as 0.4% in June 2003 (indicating ongoing deflation), has not fallen more than 0.1% in a single month since August 2003.

Corporate earnings results generally have been very encouraging, as well. Due to corporate restructuring initiatives undertaken in recent years, Japanese companies are now well-positioned to increase earnings substantially even if sales rise only slightly. However, the sharp appreciation of the yen caused concerns related to the prospective earnings outlook, especially for companies with a high dependence on exports. But by mid-February, the government's intensified intervention in the currency markets resulted in a decline in the value of the yen.2 At the close of the period, the yen traded at 109.235 to the dollar, versus 116.685 six months earlier.

2 A strong yen makes Japan's exports less competitive abroad by making them more expensive; the government has been intervening in the market to keep the yen weaker than it otherwise would be.

Such intervention can be considered as a double-edged sword: Selling yen provides excessive liquidity in the Japanese money markets, while dollars bought in exchange are used to purchase US Treasuries. This results in downward pressure on interest rates in both cases. However, globally competitive Japanese companies have already introduced measures, such as shifting production facilities abroad, to cope with fluctuations in the exchange rates. Thus, currency intervention may well serve only to subsidize uncompetitive companies.

Q: How did the fund perform?

A: For the six-month period ended February 29, 2004, the fund's Class A shares rose 14.99% in dollar terms, underperforming the 15.76% return of the benchmark. (Fund returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 3 through 7 for the performance of other share classes.) However, the fund outperformed the 14.59% average return of the 49 funds in its Lipper Japanese Funds peer group.3 And for the five-year period, the Class A shares' average annualized return of 9.63% has outpaced the group average of 2.04% and placed the fund in the top 10% of its category.4

3 Japanese Funds are funds that concentrate their investments in equity securities with primary trading markets or operations in Japan.
4 The fund's Class A shares ranked 30, 6 and 2 for the 1-, 3- and 5-year periods, respectively, as of February 29, 2004. There were 49, 43 and 33 funds, respectively, in Lipper's Japanese Funds category. Performance includes the reinvestment of dividends and capital gains and is no guarantee of future results. Source: Lipper Inc. as of February 29, 2004.

Q: What were the key factors influencing its performance results?

A: Stock selection was generally positive, although negative contributions from sector allocation had an offsetting effect. In terms of stock selection, positive contributions came from Mizuho Financial Group, Mitsubishi Tokyo Financial Group and an underweight position in NTT DoCoMo. Mizuho and Mitsubishi, the fund's core positions in large Japanese banks, are major beneficiaries of the recovery of the domestic economy, as a substantial decline in credit costs is leading to a sharp increase in net profits. Mitsubishi was the only major bank that did not rely on public money to cope with its bad loan problems, while Mizuho is now poised to pay back a sizable portion of the public money it borrowed from the government. The regulatory focus is now directed more toward regional banks, suggesting that the worst is over for the largest banks. NTT DoCoMo, the incumbent in the mobile phone business, is losing market share to KDDI Corp., the most viable and innovative contender in the industry; hence there was a positive contribution to performance from the fund being underweight NTT DoCoMo.

On the other hand, negative contributions came from KDDI Corp., Fanuc Ltd. and Canon, Inc. KDDI Corp., as mentioned previously, is dominating its larger rival in winning new mobile-phone subscriptions. Nevertheless, the stock fell victim to some profit taking following its strong outperformance. The stock price of Fanuc Ltd., the world's largest manufacturer of industrial robots, also came under pressure due to massive selling by Fujitsu Ltd., its largest shareholder, to help reduce the latter's debt. Fanuc Ltd.'s business fundamentals are improving, however, on the back of increasing demand for industrial robots as the economy worldwide continues to recover. Canon, Inc., a top-ranked manufacturer of PC printers, copiers and digital cameras, became the subject of concerns related to a stronger yen, and in our view this is now fully discounted in its valuation. Longer-term demand prospects for the company's digital products, such as higher-margin digital copiers and digital cameras, remain positive.

In terms of sector allocation, the fund's overweight position in real estate added value. Conversely, underweight positions in pharmaceuticals and insurance, as well as an overweight position in chemicals, detracted from investment performance.

During the period under review, we increased the fund's exposure to stocks benefiting from a recovery of the domestic economy, such as banks, retailers, real estate and construction companies. We reduced positions in telecommunications based on increasing competition in the mobile-phone business, as well as securities companies, where we believe much of the good news related to the buoyant stock market seemed to have been fully reflected in stock prices.

Q: Do you have any final thoughts for investors?

A: We continue to focus on business fundamentals and valuation as the guiding principles of our investment process. We are not being distracted by short-term trends and are maintaining tight risk controls. We maintain our positive stance on companies that stand to benefit from growth in Asia, particularly China, although we are monitoring economic data points closely for any signs of overheating of the Chinese economy. Looking ahead, we believe the risks to the market remain a sharp appreciation of the yen and a slowdown of the US economy.

The views expressed in this report reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary February 29, 2004

Sector Diversification	2/29/04	8/31/03

Consumer Discretionary	23%	20%
Industrials	20%	19%
Financials	18%	16%
Materials	15%	15%
Information Technology	11%	10%
Telecommunication Services	6%	10%
Health Care	4%	3%
Utilities	3%	5%
Consumer Staples	-	2%
	100%	100%

Sector diversification is subject to change.

Ten Largest Equity Holdings at February 29, 2004 (38.2% of Portfolio)
1. Toyota Motor Corp. Manufacturer of diversified automotive products	7.0%
2. Mizuho Financial Group, Inc. Provider of financial services	4.7%
3. Ricoh Co., Ltd. Manufacturer of copiers and information equipment	4.0%
4. Canon, Inc. Producer of visual image and information equipment	3.9%
5. JSR Corp. Manufacturer of synthetic rubber and resins	3.6%
6. Mitsubishi Tokyo Financial Group, Inc. Provider of financial services	3.5%
7. Nissan Motor Co., Ltd. Manufacturer of motor vehicles	3.3%
8. Nitto Denko Corp. Producer of industrial chemicals	2.9%
9. Mitsubishi Estate Co., Ltd. Provider of real estate services	2.8%
10. KDDI Corp. Producer of long distance telephone and cellular services	2.5%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 28. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end is available upon request on the 16th of the following month. Please see the Account Management Resources section for contact information.

Financial Statements

Statement of Assets and Liabilities as of February 29, 2004 (Unaudited)
Assets
Investment in the Japanese Equity Portfolio, at value	$ 63,454,018
Receivable for Fund shares sold	814,557
Total assets	64,268,575
Liabilities
Payable for Fund shares redeemed	84,434
Accrued expenses and payables	67,176
Total liabilities	151,610
Net assets, at value	$ 64,116,965
Net Assets
Net assets consist of: Accumulated net investment loss	(486,054)
Net unrealized appreciation (depreciation) on: Investments	18,266,896
Foreign currency related transactions	(34,930)
Accumulated net realized gain (loss)	1,841,118
Paid-in capital	44,529,935
Net assets, at value	$ 64,116,965

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of February 29, 2004 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price (a) per share ($20,255,970 / 2,079,368 shares of capital stock outstanding, $.001 par value, 62,500,000 shares authorized)	$ 9.74
Maximum offering price per share (100 / 94.25 of $9.74)	$ 10.33
Class B
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($7,275,259 / 545,525 shares of capital stock outstanding, $.001 par value, 62,500,000 shares authorized)
$ 13.34
Class C
Net Asset Value and redemption price (subject to contingent deferred sales charge) per share ($8,600,180 / 645,014 shares of capital stock outstanding, $.001 par value, 62,500,000 shares authorized)
$ 13.33
Maximum offering price per share (100 / 99.00 of $13.33)	$ 13.46
Class S Net Asset Value, offering and redemption price (a) per share ($27,985,556 / 2,870,228 shares of capital stock outstanding, $.001 par value, 62,500,000 shares authorized)	$ 9.75

(a) Redemption price per share for shares held less than six months for Class S shares and sixty days for Class A shares is equal to net asset value less a 2.00% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended February 29, 2004 (Unaudited)
Investment Income
Investment income (loss) allocated from the Japanese Equity Portfolio: Dividends (net of foreign taxes withheld of $24,666)	$ 225,057
Interest	3,124
Expenses	(514,286)
Net investment income (loss) allocated from the Japanese Equity Portfolio	(286,105)
Expenses: Administrator service fee	54,699
Distribution and shareholder servicing fees	70,769
Transfer agent fees	14,323
Accounting fees	11,521
Auditing	9,619
Legal	13,533
Directors' fees and expenses	3,008
Reports to shareholders	154
Registration fees	37,979
Other	497
Total expenses, before expense reductions	216,102
Expense reductions	(240,261)
Total expenses, after expense reductions	(24,159)
Net investment income (loss)	(261,946)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	7,365,170
Foreign currency related transactions	(188,780)
7,176,390
Net unrealized appreciation (depreciation) during the period on: Investments	3,656,109
Foreign currency related transactions	(32,100)
3,624,009
Net gain (loss) on investment transactions	10,800,399
Net increase (decrease) in net assets resulting from operations	$ 10,538,453

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2004 (Unaudited)	Year Ended August 31, 2003
Operations: Net investment income (loss)	$ (261,946)	$ (198,414)
Net realized gain (loss) on investment transactions	7,176,390	(4,267,173)
Net unrealized appreciation (depreciation) on investment transactions during the period	3,624,009	12,290,574
Net increase (decrease) in net assets resulting from operations	10,538,453	7,824,987
Distributions to shareholders from: Net investment income: Class S	-	(38,991)
Fund share transactions: Proceeds from shares sold	34,195,147	61,946,855
Reinvestment of distributions	-	37,954
Cost of shares redeemed	(40,954,911)	(13,066,125)
Redemption fees	18,618	56,442
Net increase (decrease) in net assets from Fund share transactions	(6,741,146)	48,975,126
Increase (decrease) in net assets	3,797,307	56,761,122
Net assets at beginning of period	60,319,658	3,558,536
Net assets at end of period (including accumulated net investment loss of $486,054 and $224,108, respectively)	$ 64,116,965	$ 60,319,658

The accompanying notes are an integral part of the financial statements.

Class A
Years Ended August 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 8.47	$ 7.83	$ 9.47	$ 19.85	$ 20.12	$ 9.85
Income (loss) from investment operations:
Net investment income (loss)	(.04)[b]	(.05)[b]	(.06)[b]	(.12)[b]	(.28)	-[c]
Net realized and unrealized gain (loss) on investment transactions	1.31	.69	(.55)	(6.12)	5.82	10.27
Total from investment operations	1.27	.64	(.61)	(6.24)	5.54	10.27
Less distributions from: Net investment income	-	-	(1.03)	-	-	-
Net realized gains on investment transactions	-	-	-	(4.14)	(5.81)	-
Total distributions	-	-	(1.03)	(4.14)	(5.81)	-
Redemption fees	-[c]	-[c]	-[c]	-	-	-
Net asset value, end of period	$ 9.74	$ 8.47	$ 7.83	$ 9.47	$ 19.85	$ 20.12
Total Return (%)[d]	14.99**	8.17	(6.44)	(37.79)	25.57	104.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	20,256	9,773	581	1,207	3,262	11,010
Ratio of expenses before expense reductions (including expenses allocated from the Japanese Equity Portfolio) (%)	2.12*	2.39	8.06	7.66	4.32	5.88
Ratio of expenses after expense reductions (including expenses allocated from the Japanese Equity Portfolio) (%)	1.40*	1.40	1.60	1.60	1.60	1.60
Ratio of net investment income (loss) (%)	(.77)*	(.70)	(.89)	(.88)	(1.23)	(1.29)
[a] For the six months ended February 29, 2004 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Amount is less than $.01.
[d] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class B
Years Ended August 31,	2004[a]	2003	2002	2001	2000	1999
Selected Per Share Data
Net asset value, beginning of period	$ 11.63	$ 10.83	$ 12.47	$ 24.85	$ 24.58	$ 12.11
Income (loss) from investment operations: Net investment income (loss)	(.11)[b]	(.16)[b]	(.19)[b]	(.27)[b]	(.63)	(.12)
Net realized and unrealized gain (loss) on investment transactions	1.82	.96	(.67)	(7.97)	6.71	12.59
Total from investment operations	1.71	.80	(.86)	(8.24)	6.08	12.47
Less distributions from: Net investment income	-	-	(.78)	-	-	-
Net realized gains on investment transactions	-	-	-	(4.14)	(5.81)	-
Total distributions	-	-	(.78)	(4.14)	(5.81)	-
Redemption fees	-[c]	-[c]	-[c]	-	-	-
Net asset value, end of period	$ 13.34	$ 11.63	$ 10.83	$ 12.47	$ 24.85	$ 24.58
Total Return (%)[d]	14.70**	7.39	(6.92)	(38.32)	22.66	102.97
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	7,275	2,859	2,488	3,134	5,621	4,604
Ratio of expenses before expense reductions (including expenses allocated from the Japanese Equity Portfolio) (%)	2.88*	3.14	8.91	8.70	5.35	14.99
Ratio of expenses after expense reductions (including expenses allocated from the Japanese Equity Portfolio) (%)	2.15*	2.15	2.35	2.35	2.35	2.35
Ratio of net investment income (loss) (%)	(1.52)*	(1.45)	(1.64)	(1.62)	(1.90)	(1.74)
[a] For the six months ended February 29, 2004 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Amount is less than $.01.
[d] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class C
Years Ended August 31,	2004[a]	2003	2002	2001	2000[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.63	$ 10.82	$ 12.48	$ 24.85	$ 24.10
Income (loss) from investment operations: Net investment income (loss)	(.11)[c]	(.16)[c]	(.20)[c]	(.26)[c]	(.04)
Net realized and unrealized gain (loss) on investment transactions	1.81	.97	(.68)	(7.97)	.79
Total from investment operations	1.70	.81	(.88)	(8.23)	.75
Less distributions from: Net investment income	-	-	(.78)	-	-
Net realized gains on investment transactions	-	-	-	(4.14)	-
Total distributions	-	-	(.78)	(4.14)	-
Redemption fees	-[d]	-[d]	-[d]	-	-
Net asset value, end of period	$ 13.33	$ 11.63	$ 10.82	$ 12.48	$ 24.85
Total Return (%)[e]	14.62**	7.49	(7.09)	(38.27)	3.11**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	8,600	1,325	77	281	110
Ratio of expenses before expense reductions (including expenses allocated from the Japanese Equity Portfolio) (%)	2.94*	3.14	8.59	8.92	8.74*
Ratio of expenses after expense reductions (including expenses allocated from the Japanese Equity Portfolio) (%)	2.15*	2.15	2.35	2.35	2.35*
Ratio of net investment income (loss) (%)	(1.52)*	(1.45)	(1.64)	(1.70)	(2.07)*
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from May 31, 2000 (commencement of operations of Class C shares) to August 31, 2000.
[c] Based on average shares outstanding during the period.
[d] Amount is less than $.01.
[e] Total return would have been lower had certain expenses not been reduced. Total return does not reflect the effect of any sales charges.
* Annualized
** Not annualized

Class S
Years Ended August 31,	2004[a]	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 8.47	$ 7.82	$ 8.37
Income (loss) from investment operations: Net investment income (loss)[c]	(.02)	(.03)	(.01)
Net realized and unrealized gain (loss) on investment transactions	1.30	.69	(.54)
Total from investment operations	1.28	.66	(.55)
Less distributions from: Net investment income	-	(.01)	-
Redemption fees	-[d]	-[d]	-[d]
Net asset value, end of period	$ 9.75	$ 8.47	$ 7.82
Total Return (%)[e]	15.11**	8.43	(6.57)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	27,986	46,362	412
Ratio of expenses before expense reductions (including expenses allocated from the Japanese Equity Portfolio) (%)	1.77*	2.14	1.35**
Ratio of expenses after expense reductions (including expenses allocated from the Japanese Equity Portfolio) (%)	1.15*	1.15	.17**
Ratio of net investment income (loss) (%)	(.52)*	(.45)	.44**
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the period from July 15, 2002 (commencement of operations of Class S shares) to August 31, 2002.
[c] Based on average shares outstanding during the period.
[d] Amount is less than $.01.
[e] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Japanese Equity Fund ("Scudder Japanese Equity Fund" or the "Fund") is a diversified series of the Scudder Investors Funds, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland Corporation.

The Fund seeks to achieve its investment objective by investing substantially all of its assets in the Japanese Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company advised by Deutsche Asset Management, Inc. ("DeAM, Inc."). At February 29, 2004, the Fund owned approximately 100% of the Japanese Equity Portfolio. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors subject to an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective March 1, 2004, Class C shares will no longer be offered with an initial sales charge. Class C shares do not convert into another class. Class S shares of the Fund are generally not available to new investors. Class S shares are not subject to initial or contingent deferred sales charges.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution fees, service fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. The Fund determines the valuation of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets.

The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At August 31, 2003, the Fund had a net tax basis capital loss carryforward of approximately $1,550,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until August 31, 2010 ($898,000) and August 31, 2011 ($652,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2002 through August 31, 2003, the Fund incurred approximately $3,258,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending August 31, 2004.

Distribution of Income and Gains. Distributions of net investment income, if any, are made at least annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Redemption Fees. Upon the redemption or exchange of shares held by Class A shareholders for less than sixty days and Class S shareholders for less than six months, a fee of 2% of the current net asset value of the shares being redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation.

Other. The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

The net unrealized appreciation/depreciation of the Fund's investment in the Portfolio consists of an allocated portion of the Portfolio's appreciation/depreciation. Please refer to the Portfolio for the breakdown of the appreciation/depreciation from investments.

B. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio, Deutsche Asset Management (Japan) Limited ("DeAMJ") is the subadvisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Fund, all indirect, wholly owned subsidiaries of Deutsche Bank AG.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the Fund to the extent necessary to maintain the annualized expenses of the classes of the Fund as follows: Class A shares 1.40%, Class B shares 2.15%, Class C shares 2.15% and Class S shares 1.15%. Under these agreements, the Advisor waived and absorbed $240,261 of expenses, which includes expenses incurred by the Japanese Equity Portfolio.

Administrator Service Fee. ICCC also serves as the Fund's Administrator. Under the Administration Services Appendix to the Master Services Agreement, the Fund pays ICCC an annual fee (the "Administrator Service Fee") based on the Fund's average daily net assets. This fee is calculated and accrued daily and the amounts of the daily accrual are paid monthly, at the annual rate of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 29, 2004, the Administrator Service Fee was as follows:

Administrator Service Fee	Total Aggregated	Unpaid at February 29, 2004
Class A	$ 11,636	$ 1,517
Class B	4,039	527
Class C	3,723	486
Class S	35,301	4,602
	$ 54,699	$ 7,132

Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the Fund's transfer agent. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend-paying agent functions to DST. The costs and expenses of such delegation are borne by SISC, not by the Fund. For the six months ended February 29, 2004, the transfer agent charges to the Fund by SISC and ICCC aggregated $14,323, of which $2,651 is unpaid.

Distribution Agreement. Under the Distribution Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.25% of the average daily net assets of the Class A shares and 0.75% of average daily net assets of the Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended February 29, 2004, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at February 29, 2004
Class A	$ 19,326	$ 3,873
Class B	20,111	4,736
Class C	18,471	4,322
	$ 57,908	$ 12,931

In addition, SDI provides information and administrative services ("Shareholder Servicing Fee") to Class B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 29, 2004, the Shareholder Servicing Fee was as follows:

Shareholder Servicing Fee	Total Aggregated	Unpaid at February 29, 2004	Annualized Effective Rate
Class B	$ 6,704	$ 1,578.25%
Class C	6,157	1,441.25%
	$ 12,861	$ 3,019

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 29, 2004 aggregated $18,653. There were no underwriting commissions paid in connection with the distributions of Class C shares for the six months ended February 29, 2004.

In addition, SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended February 29, 2004, the CDSC for Class B and C shares aggregated $10,067 and $1,662, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended February 29, 2004, SDI received $1,842.

Directors' Fees and Expenses. As compensation for his or her services, each Independent Director receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

C. Accounting Fees

A third-party service provider is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund.

D. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended February 29, 2004		Year Ended August 31, 2003
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,247,182	$ 11,998,944	1,545,721	$ 11,441,510
Class B	576,691	7,494,825	245,823	2,492,382
Class C	601,978	7,856,502	114,778	1,210,475
Class S	729,115	6,844,876	6,413,073	46,802,488
		$ 34,195,147		$ 61,946,855
Shares issued to shareholders in reinvestment of distributions
Class A	-	$ -	-	$ -
Class B	-	-	-	-
Class C	-	-	-	-
Class S	-	-	5,338	37,954
		$ -		$ 37,954
Shares redeemed
Class A	(321,206)	$ (3,027,360)	(466,581)	$ (3,173,829)
Class B	(277,009)	(3,637,296)	(229,718)	(2,348,990)
Class C	(70,920)	(927,313)	(7,967)	(83,361)
Class S	(3,334,970)	(33,362,942)	(995,044)	(7,459,945)
		$ (40,954,911)		$ (13,066,125)
Redemption fees		$ 18,618		$ 56,442
Net increase (decrease)
Class A	925,976	$ 8,990,202	1,079,140	$ 8,312,001
Class B	299,682	3,857,529	16,105	143,392
Class C	531,058	6,929,189	106,811	1,127,114
Class S	(2,605,855)	(26,518,066)	5,423,367	39,392,619
		$ (6,741,146)		$ 48,975,126

Investment Portfolio as of February 29, 2004 (Unaudited)

	Shares	Value ($)

Common Stocks 100.0%
Consumer Discretionary 22.8%
Auto Components 1.8%
Bridgestone Corp.	11,000	162,378
Denso Corp.	45,300	947,291
		1,109,669
Automobiles 10.3%
Nissan Motor Co., Ltd.	181,700	2,017,041
Toyota Motor Corp.	123,200	4,250,609
		6,267,650
Household Durables 3.6%
Daiwa House Industry Co., Ltd.	33,000	326,467
Nitori Co., Ltd.	10,220	620,103
Sharp Corp.	57,000	945,218
Toto Ltd.	37,000	322,357
		2,214,145
Leisure Equipment & Products 1.5%
Konami Co., Ltd.	20,800	540,606
Round One Corp.	215	391,553
		932,159
Multiline Retail 3.2%
Fast Retailing Co., Ltd.	6,000	409,078
Isetan Co., Ltd.	14,800	169,847
Marui Co., Ltd.	46,400	683,664
Takashimaya Co., Ltd.	76,000	667,704
		1,930,293
Specialty Retail 2.4%
USS Co., Ltd.	17,150	1,260,314
Yamada Denki Co., Ltd.	5,100	161,957
		1,422,271
Financials 18.2%
Banks 8.2%
Mitsubishi Tokyo Financial Group, Inc.	274	2,106,342
Mizuho Financial Group, Inc.*	958	2,884,433
		4,990,775
Diversified Financials 3.5%
AEON Credit Services Co., Ltd.	6,770	377,935
Nomura Holdings, Inc.	58,000	920,930
The Sumitomo Trust & Banking Co., Ltd.	154,000	828,700
		2,127,565
Real Estate 6.5%
AEON Mall Co., Ltd.	10,400	374,046
Goldcrest Co., Ltd.	7,940	399,652
Mitsubishi Estate Co., Ltd.	146,000	1,699,570
Ohbayashi Corp.	208,000	953,674
Sumitomo Realty & Development Co., Ltd.	52,000	505,866
		3,932,808
Health Care 4.2%
Pharmaceuticals 2.4%
Takeda Chemical Industries, Ltd.	36,100	1,486,684
Optical Supplies 1.8%
Hoya Corp.	11,600	1,088,130
Industrials 19.6%
Commercial Services & Supplies 3.2%
Dai Nippon Printing Co., Ltd.	56,000	871,236
Nichii Gakkan Co.	11,200	529,917
Nippon Steel Corp.	296,000	579,702
		1,980,855
Electrical Equipment 0.7%
Sumitomo Electric Industries Ltd.	50,000	428,754
Machinery 7.1%
Amada Co., Ltd,	86,000	476,160
Fanuc Ltd.	13,400	841,256
Hitachi Construction Machinery Co., Ltd.	50,000	709,710
Komori Corp.	12,000	185,595
Mori Seiki Co., Ltd.	43,500	333,207
Nidec Corp.	6,400	632,562
SMC Corp.	9,600	1,125,432
		4,303,922
Marine 3.1%
Kamigumi Co., Ltd.	88,000	590,318
Mitsui O.S.K. Lines, Ltd.	274,000	1,313,956
		1,904,274
Road & Rail 2.1%
East Japan Railway Co.	88	410,726
West Japan Railway Corp.	233	846,536
		1,257,262
Trading Companies & Distributors 3.4%
Mitsubishi Corp.	89,000	878,027
Mitsui & Co., Ltd.	154,000	1,190,903
		2,068,930
Information Technology 10.8%
Electronic Equipment & Instruments 2.8%
Advantest Corp.	7,100	528,260
Matsushita Electric Industrial Co., Ltd.	62,000	903,871
Omron Corp.	12,600	273,863
		1,705,994
Office Electronics 8.0%
Canon, Inc.	49,000	2,390,135
Ricoh Co., Ltd.	121,000	2,447,241
		4,837,376
Materials 15.3%
Chemicals 10.7%
Asahi Chemical Industry Co., Ltd.	122,000	602,910
Hitachi Chemical Co., Ltd.	77,800	1,226,772
JSR Corp.	103,800	2,161,115
Nippon Shokubai Corp., Ltd.	110,000	762,057
Nitto Denko Corp.	35,400	1,749,428
		6,502,282
Metals & Mining 2.2%
JFE Holdings, Inc.	27,900	704,713
Komatsu Ltd.	100,000	607,669
		1,312,382
Paper & Forest Products 2.4%
OJI PAPER Co., Ltd.	188,000	1,109,728
Sumitomo Forestry Co., Ltd.	39,000	360,483
		1,470,211
Telecommunication Services 5.9%
Wireless Telecommunication Services
KDDI Corp.	288	1,494,427
NOK Corp.	17,800	588,066
NTT DoCoMo, Inc.	590	1,225,680
Uniden Corp.	18,000	297,337
		3,605,510
Utilities 3.2%
Electric Utilities 0.9%
Citizen Electronics Co., Ltd.	6,700	539,581
Gas Utilities 2.3%
Tokyo Gas Co.Ltd.	382,000	1,419,347
Total Investment Portfolio - 100.0% (Cost $45,032,272) (a)		60,838,829

* Non-income producing security.
(a) The cost for federal income tax purposes was $45,479,707. At February 29, 2004, net unrealized appreciation for all securities based on tax cost was $15,359,122. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,659,938 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $300,816.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of February 29, 2004 (Unaudited)
Assets
Investments in securities, at value (cost $45,032,272)	$ 60,838,829
Cash equivalents	2,815,617
Dividends receivable	29,308
Interest receivable	1,634
Total assets	63,685,388
Liabilities
Payable for investments purchased	68,632
Accrued advisory fee	91,942
Other accrued expenses and payables	70,796
Total liabilities	231,370
Net assets, at value	$ 63,454,018

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended February 29, 2004 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $24,666)	$ 225,057
Interest	3,124
Total Income	228,181
Expenses:
Advisory fee	309,954
Administrator service fee	54,698
Custodian fees	83,405
Accounting fees	20,203
Auditing	24,700
Legal	14,674
Trustees' fees and expenses	2,986
Other	3,666
Total expenses	514,286
Net investment income (loss)	(286,105)
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	7,365,170
Foreign currency related transactions	(188,780)
7,176,390
Net unrealized appreciation (depreciation) during the period on: Investments	3,621,877
Foreign currency related transactions	2,132
3,624,009
Net gain (loss) on investment transactions	10,800,399
Net increase (decrease) in net assets resulting from operations	$ 10,514,294

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended February 29, 2004 (Unaudited)	Year Ended August 31, 2003
Operations: Net investment income (loss)	$ (286,105)	$ (343,033)
Net realized gain (loss) on investment transactions	7,176,390	(4,267,173)
Net unrealized appreciation (depreciation) on investment transactions during the period	3,624,009	12,290,574
Net increase (decrease) in net assets resulting from operations	10,514,294	7,680,368
Capital transactions in shares of beneficial interest: Proceeds from capital invested	34,556,619	61,432,804
Value of capital withdrawn	(41,430,382)	(12,812,644)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(6,873,763)	48,620,160
Increase (decrease) in net assets	3,640,531	56,300,528
Net assets at beginning of period	59,813,487	3,512,959
Net assets at end of period	$ 63,454,018	$ 59,813,487

The accompanying notes are an integral part of the financial statements.

Years Ended August 31,	2004[a]	2003	2002	2001	2000	1999
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	63	60	4	9	16	21
Ratio of expenses before interest expense (%)	1.41*	1.61	3.68	3.08	2.16	5.72
Ratio of expenses after interest expense (%)[b]	1.41*	1.61	3.68	3.09	2.18	5.75
Ratio of net investment income (loss) (%)	(.78)*	(.91)	(2.98)	(2.37)	(1.74)	(5.22)
Portfolio turnover rate (%)	106*	137	188	119	120	133
Total Investment Return (%)[c]	14.98**	7.96	(4.36)	-	-	-
[a] For the six months ended February 29, 2004 (Unaudited).
[b] For the periods ended February 29, 2004 and August 31, 2003, the Portfolio incurred no interest expense.
[c] Total investment return for the Portfolio was derived from the performance of Class A shares of Scudder Japanese Equity Fund.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Japanese Equity Portfolio (the "Portfolio") is a diversified series of the Scudder Investors Portfolios Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Foreign Currency Translations. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Federal Income Taxes. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

Cash Equivalents. Cash and cash equivalents include deposits held at the Portfolio's custodian in a variable rate account at the applicable interest rate.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

The Portfolio makes a daily allocation of its net investment income and losses and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. Purchases and Sales of Securities

During the six months ended February 29, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $35,982,644 and $44,627,482, respectively.

C. Related Parties

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio, Deutsche Asset Management (Japan) Limited ("DeAMJ") is the subadvisor for the Portfolio and Investment Company Capital Corp. ("ICCC" or the "Administrator") is the Administrator for the Portfolio, all indirect, wholly owned subsidiaries of Deutsche Bank AG.

Investment Advisory Agreement. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.85% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. DeAMJ, an affiliate of the Advisor, serves as subadvisor with respect to the investment and reinvestment of assets in the Portfolio, and is paid by the Advisor for its services.

Administrator Service Fee. Under the Administration Services Appendix to the Master Services Agreement, the Portfolio pays ICCC an annual fee (the "Administrator Service Fee") based on the Portfolio's average daily net assets. This fee is calculated and accrued daily and paid monthly, at the annual rate of 0.15% of the Portfolio's average daily net assets. For the six months ended February 29, 2004, the Administrator Service Fee aggregated $54,698, of which $7,132 is unpaid.

Various third-party service providers provide certain services to the Portfolio. Certain expenses of the Portfolio will not be borne by ICCC, such as taxes, brokerage, interest and extraordinary expenses, and fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel).

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

D. Accounting Fees

A third-party service provider is responsible for maintaining the portfolio and general accounting records of the Portfolio.

E. Investing in Foreign Securities

The Portfolio invests in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include devaluation of currencies, future adverse political and economic developments, lack of liquidity and greater volatility in market prices. This is particularly true with respect to emerging markets in developing countries.

F. Line of Credit

The Portfolio and several other affiliated Funds (the "Participants") entered into a $1.25 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon the net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

Account Management Resources

For shareholders of Classes A, B and C

Automated Information Lines

ScudderACCESS (800) 972-3060

Personalized account information, information on other Scudder funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - scudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C
Nasdaq Symbol	FJEAX	FJEBX	FJECX
CUSIP Number	81116R-408	81116R-507	81116R-606
Fund Number	460	660	760

Scudder Class S Shareholders
Automated Information Lines	SAIL™ (800) 343-2890
Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.
Web Site	myScudder.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) SCUDDER To speak with a Scudder service representative.
Written Correspondence	Scudder Investments PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting	A description of the fund's policies and procedures for voting proxies for portfolio securities can be found on our Web site - myScudder.com (type "proxy voting" in the search field) - or on the SEC's Web site - www.sec.gov. To obtain a written copy without charge, call your service representative.

Principal Underwriter	If you have questions, comments or complaints, contact: Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	FJESX
Fund Number	369

Privacy Statement

This privacy statement is issued by Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Scudder Distributors, Inc., Scudder Investor Services, Inc., Scudder Trust Company and the Scudder Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the Scudder Companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

Scudder Investments,
Attention: Correspondence - Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class S only:

Scudder Investments
Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

August 2003

Notes

Notes

Notes

ITEM 2.         CODE OF ETHICS.

                        Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                        Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                        Not applicable.

ITEM 5.         [RESERVED]

ITEM 6.         [RESERVED]

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                        Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 10.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

During the filing period of the report, fund management identified a significant deficiency relating to the overall fund expense payment and accrual process.
This matter relates primarily to a bill payment processing issue. There was no material impact to shareholders, fund net asset value, fund performance or the accuracy of any fund's financial statements. Fund management discussed this matter with the Registrant's Audit Committee and auditors, instituted additional procedures to enhance its internal controls and will continue to develop additional controls and redesign work flow to strengthen the overall control environment associated with the processing and recording of fund expenses.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the filing period that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 11.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Japanese Equity Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Japanese Equity Portfolio

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------

By:                                 /s/Richard T. Hale
                                    ---------------------------
                                    Richard T. Hale
                                    Chief Executive Officer

Date:                               April 30, 2004
                                    ---------------------------